L O R D  A B B E T T                                                 [LOGO]


Lord Abbett
Large-Cap Growth
Fund




2001
A N N U A L
REPORT
For the Period Ended
July 31, 2001

                       A SPECIAL MESSAGE TO OUR INVESTORS

This report reflects the financial performance of Lord Abbett Large-Cap Growth Fund for the fiscal year ended July 31, 2001. Since then, our nation's citizens, our economy and our markets have borne the impact of terrorist attacks on American soil. In light of these events, we felt it important to share our most recent thoughts with you on the state of our capital markets and the outlook for the U.S. economy.

America's financial markets have survived the attacks, as exchanges reopened and processed record volume. This dramatic reopening is a testament to the resilience of those that work in the financial community and the markets they serve. Understandably though, as we grapple with the horrible aftershocks of recent events, opinions will continue to run rampant over the future of the economy, and the very lifestyles we hold dear.

Lord Abbett believes that the long-term fundamentals the United States economy offers are sound and we will remain focused on the investment disciplines that have guided our firm for over 70 years. Some recent developments that merit attention now are:

     1. The Federal Reserve Board once again lowered interest rates and injected a sizeable amount of money into the system. The Federal Open Market Committee stated, "The long-term prospects for productivity growth and the economy remain favorable and should become evident once the unusual forces restraining demand abate." We agree with this opinion.

     2. History has shown that the market typically trends downward after a major threat, but recovers soon after. Similar market scenarios were experienced during Pearl Harbor, the Cuban Missile Crisis, the Gulf War and the bombing of the World Trade Center in 1993. As reported in The Wall Street Journal, the markets were up an average of 6.6% in the six months following these events.

     3. America is a leader of innovation in the world economy. This disaster does not change that fact. Any extreme downdraft in the equity market may increase the likelihood of a shorter time frame to recovery, and going forward, may create more opportunity for patient investors. With the S&P 500 and Nasdaq down -34.4% and -70.8% respectively -- off their all-time highs -- the market seems to be anticipating a permanently impaired U.S. economy. We believe this is an overreaction and a downward shift of this magnitude is overdone. Moreover:

          o    The unemployment rate remains historically low.
          o Lower interest rates will eventually spur the economy and make equity investments increasingly attractive.
          o The U.S. dollar has depreciated off its high, which should help U.S. exporters compete better in global markets.


In this emotionally charged environment, our course remains simple -- we will stay steadfast to research-focused disciplines that identify undervalued companies with strong business prospects.

Lord Abbett has always believed in using research to ferret out investments. While this terrorist attack changed our lives forever, it will not change the way we invest; our approach remains undaunted.

A long-term focus on value, fundamentals and earnings prospects has been proven again and again.

This time will be no different.

                                     [LOGO]

                           Lord Abbett Distributor LLC

                        800-821-5129 o www.LordAbbett.com

                                          "If the Fed continues to maintain
                                          its policy of aggressive monetary
                                          easing, then we believe that the
                                          consumer will continue to spend."

  STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
  Standardized returns for the period ended 6/30/01(1) reflect performance of Class A shares at the maximum sales charge of 5.75%, with all distributions reinvested.

  One year, -42.05%;  Life of Fund, -30.31%


[PHOTO OMITTED]


Senior Investment Team Members from left to right:
Marla Wimmer, Stephen Humphrey and Roselia St. Louis


REPORT TO SHAREHOLDERS
For the fiscal year ended July 31, 2001


DEAR SHAREHOLDERS: We are pleased to provide you with this annual overview of Lord Abbett Large-Cap Growth Fund's strategies and performance for the fiscal year ended July 31, 2001. On this and the following page, the senior members of the Fund's investment team discuss the factors that influenced our performance results.

    Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Sincerely,


/s/ Robert S. Dow

Robert S. Dow

--------------------------------------------------------------------------------

In this letter:


In this letter:

o Lower capital spending hurts large-cap growth stocks

o Technology stocks continue a downward trend

o Strong consumer spending creates hope


Q: How did the Fund perform over the fiscal year ended July 31, 2001?

A: For the fiscal year ended July 31, 2001, Lord Abbett Large-Cap Growth Fund posted a return of -39.96%(1) (2), largely in line with the -35.06% return for its benchmark, the Russell 1000(R) Growth Index.(3)

Q: What factors most significantly impacted performance?

A: One of the primary reasons the Fund's performance somewhat lagged the benchmark was our selection of large-cap technology stocks, not our general overweighting in the sector. Our overall performance results stemmed from our decision to remain positioned for economic recovery after an April surge, which turned out to be a false start, followed by a lingering presence of anemic fundamentals in manufacturing and technology. Historically, consecutive cuts in short-term rates by the Federal Reserve Board (the "Fed") (thus, lowering the real cost of borrowing) have been followed by advances in the stock market, with sectors such as consumer staples, consumer cyclicals and technology performing. While we cannot say when the economy, or the stock market for that matter, will be in recovery mode, the reduction in inventory overhang, expanding monetary base, and tax rebates lead us to believe a modest recovery is still possible during the first half of 2002.

Q: Please describe the overall market conditions of the reporting period.

A: The last twelve months have reminded investors about the risks inherent in high-return markets. Since last summer, the overall large-cap growth market has slowly trended downward, as the U.S. economy and capital expenditures have progressively slowed. Coming off a period of low inflation, high growth and a robust stock market, the lofty valuations of the large-cap market soon fell when fears of a recession festered.

    Despite aggressive Fed actions to curb a recession, investors' expectations of quick economic relief were dashed, as a flow of negative earnings reports continued in spite of the Fed's monetary policy. As visions of a "V"-shaped recovery dissipated, investors' fears of an economic (and profit) downturn translated into downward stock pressure as the year progressed. Investors continued to wrestle with the awkward questions of how low will earnings go before the recovery kicks in, and what will these lower earnings mean for stock prices? Bouncing off the March lows, growth stocks outperformed value stocks of late, reversing the trend, but mid- and small-capitalization stocks continued to outperform large-capitalization issues during the last twelve months following the historical trend.

Q: What is your outlook over the coming months?

A: If the Fed continues to maintain its policy of aggressive monetary easing, we believe that consumer spending will ultimately benefit large-cap growth stocks. Over time, we also believe that President Bush's tax rebate may also help spur consumer spending. While we are not looking for economic sectors dependent on healthy capital spending patterns to respond significantly to the Fed's easings, we also do not expect capital spending and productivity trends to show further deterioration.

Q: How are you positioning the Fund based on that outlook?

A: We will maintain our positions in the technology and financial sectors and also look to increase our exposure to consumer discretionary companies. Going forward, our research team remains steadfast that bottom-up, company-specific due diligence can provide above average returns and allow an investor to take advantage of the opportunity large-cap growth stocks may offer.

IMPORTANT INFORMATION

Common stocks purchased by the Fund are subject to market fluctuations, providing the potential for gains and the risk of loss. Performance results quoted herein reflect past performance, current sales charge (where applicable) and appropriate Rule 12b-1 Plan expenses from commencement of the Plan. Past performance is no indication of future results. Tax consequences are not reflected. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. The Fund issues additional classes of shares with distinct pricing options. For a full disclosure of the differences in pricing alternatives, please call Lord Abbett Distributor llc at 800-874-3733 for the Fund's current prospectus. If used as sales material after September 30, 2001, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recent completed calendar quarter.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The investment return and principal value of an investment in the Fund will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative Fund performance does not account for the deduction of sales charges, and would be different if sales charges were included.

For further updated performance information, please call Lord Abbett at 800-821-5129 or refer to Lord Abbett's website at www.LordAbbett.com.

(1) Returns are presented for the period beginning on the SEC effective date and date shares became available to the public--December 30, 1999. Fund commenced operations December 15, 1999.

(2) Total return reflects the percentage change in net asset value of Class A shares and includes the reinvestment of all distributions.

(3) The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratio and higher forecasted growth values. An investor cannot invest directly in an index.

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Russell 1000(R) Growth Index, assuming reinvestment of all dividends and distributions.

[GRAPHIC OMITTED]

Plot Points used in graphic omitted:

Date            Large Cap Growth Fund - Class A     Russell 1000 Growth Index
                AT NAV           AT MAXIMUM

12/30/99        $10,000        $10,000
12/31/99        $10,056        $9,475                   $10,000
1/31/00         $9,582         $9,029                   $9,531
2/29/00         $9,824         $9,256                   $9,997
3/31/00         $10,502        $9,895                   $10,713
4/30/00         $10,065        $9,483                   $10,203
5/31/00         $9,452         $8,906                   $9,689
6/30/00         $10,037        $9,457                   $10,423
7/31/00         $9,814         $9,247                   $9,989
8/31/00         $10,761        $10,139                  $10,893
9/30/00         $9,842         $9,274                   $9,863
10/31/00        $9,387         $8,845                   $9,396
11/30/00        $8,052         $7,586                   $8,011
12/31/00        $7,754         $7,306                   $7,758
1/31/01         $8,145         $7,674                   $8,294
2/28/01         $6,581         $6,201                   $6,886
3/31/01         $5,771         $5,437                   $6,136
4/30/01         $6,534         $6,157                   $6,912
5/31/01         $6,367         $5,999                   $6,811
6/30/01         $6,171         $5,815                   $6,653
7/31/01         $5,892         $5,552                   $6,487

The Fund (Class A shares) at net asset value

        $5,892

The Fund (Class A shares) at maximum offering price(1)

        $5,552

Russell 1000(R) Growth Index(2)

        $6,487

12/99 THROUGH 07/01

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.



Average Annual Total Return
at Maximum Applicable Sales Charge for the

Periods Ending July 31, 2001

                      1 year    Life of Fund
    Class A(3)       -43.39%         -30.99%
-----------------------------------------------------
    Class B(4)       -43.32%         -30.66%
-----------------------------------------------------
    Class C(5)       -41.03%         -28.93%
-----------------------------------------------------
    Class P(6)       -39.83%         -28.43%
-----------------------------------------------------
    Class Y(7)       -39.98%         -28.50%


(1)  Reflects the deduction of the maximum initial sales charge of 5.75%.
(2) Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund's performance.
(3) This shows total return, which is the percentage change in value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ending July 31, 2001, using the SEC-required uniform method to compute total return. The Class A shares were first offered on 12/30/99.
(4) The Class B shares were first offered on 12/30/99. Performance reflects the deduction of a CDSC of 5% (for 1 year) and 3% (life of class).
(5) The Class C shares were first offered on 12/30/99. Performance reflects the deduction of a CDSC of 1% (for 1 year) and 0% (life of class).
(6) The Class P shares were first offered on 12/30/99. Performance is at net asset value.
(7) The Class Y shares were first offered on 12/30/99. Performance is at net asset value.

                             SCHEDULE OF INVESTMENTS

                                  July 31, 2001


                          Investments                          Shares                Value
==========================================================================================
Common Stocks 99.84%
==========================================================================================
Aerospace 0.56%           Boeing Co.*                           9,000           $  526,770
------------------------------------------------------------------------------------------
Automobiles 0.46%         General Motors Corp.                  6,750              429,300
------------------------------------------------------------------------------------------
Banks: New York           J.P. Morgan Chase & Co.              12,000              519,600
City 1.46%                The Bank of New York
                          Co., Inc.                            19,000              852,340
                                                                               ===========
                          Total                                                  1,371,940
------------------------------------------------------------------------------------------
Banks: Outside

New York City 0.83%       Wells Fargo & Co.                    17,000              783,020
------------------------------------------------------------------------------------------
Beverage:
Soft Drinks 0.47%         The Coca Cola Co.                    10,000              446,000
------------------------------------------------------------------------------------------
Biotechnology             Amgen, Inc.*                         23,196            1,454,621
Research &                Biogen, Inc.*                         4,300              243,767
Production 1.99%          Celera Genomics Group -
                          Applera Corp.*                          498               15,254
                          Genentech, Inc.*                      2,500              105,750
                          Human Genome Sciences, Inc.*          1,000               50,780
                                                                               ===========
                          Total                                                  1,870,172
------------------------------------------------------------------------------------------
Communications &
Media 3.44%               AOL Time Warner, Inc.*               71,250            3,238,313
------------------------------------------------------------------------------------------
Communications            Brocade Communications

Technology 8.75%          Systems, Inc.*                       19,750              650,564
                          Ciena Corp.*                         17,000              563,380
                          Cisco Systems, Inc.*                207,000            3,978,540
                          Comverse Technology, Inc.*            5,500              155,540
                          Corning, Inc.                        56,000              876,960
                          Jds Uniphase Corp.*                  40,027              369,849
                          Juniper Networks, Inc.*              16,998              436,679
                          Lucent Technologies, Inc.            55,500              371,850
                          Motorola, Inc.                        6,000              112,140
                          QUALCOMM, Inc.*                      11,250              711,338
                          Williams Communications
                          Group, Inc.*                          7,749               16,738
                                                                               ===========
                          Total                                                  8,243,578
------------------------------------------------------------------------------------------
Computer Services         Amdocs Ltd.*                          5,000              225,350
Software & Systems        Ariba, Inc.*                          7,890               31,639
11.53%                    BEA Systems, Inc. ADR*               14,498              319,681
                          Check Point Software

                          Technologies Ltd.*                    5,500              243,320
                          Computer Associates
                          Intl., Inc.                          10,000              344,800
                          Microsoft Corp.*                     90,000            5,957,100
                          Oracle Corp.*                       111,750            2,020,440
                          PeopleSoft, Inc.*                     7,500              327,525
                          Siebel Systems, Inc.*                16,000              551,360
                          VeriSign, Inc.*                       8,749              477,783
                          VerItas Software Corp.*               8,500              360,485
                                                                               ===========
                          Total                                                 10,859,483
------------------------------------------------------------------------------------------
Computer                  Dell Computer Corp.*                 55,000            1,481,150
Technology 10.96%         EMC Corp.*                          122,000            2,405,840
                          Hewlett-Packard Co.                  22,996              567,081
                          International Business
                          Machines Corp.                       39,994            4,207,769
                          Network Appliance, Inc.*              8,500              106,080
                          Palm, Inc.*                          10,000           $   53,700
                          Sun Microsystems, Inc.*              92,000            1,498,680
                                                                               ===========
                          Total                                                 10,320,300
------------------------------------------------------------------------------------------
Consumer Electronics      DoubleClick, Inc.*                    7,499               85,114
0.51%                     Electronic Arts, Inc.*                1,750               99,610
                          Yahoo!, Inc.*                        17,000              299,540
                                                                               ===========
                          Total                                                    484,264
------------------------------------------------------------------------------------------
Diversified Financial     American Express Co.                 16,000              645,280
Services 2.53%            Citigroup, Inc.                      20,000            1,004,200
                          Morgan Stanley &Co.                  12,328              737,461
                                                                               ===========
                          Total                                                  2,386,941
------------------------------------------------------------------------------------------
Drug & Grocery            Safeway, Inc.*                        3,200              141,312
Store Chains 0.37%        Walgreen Co.                          6,205              209,109
                                                                               ===========
                          Total                                                    350,421
------------------------------------------------------------------------------------------
Drugs &                   American Home Products

Pharmaceuticals           Corp.                                17,497            1,055,244
11.92%                    Bristol-Myers Squibb Co.             12,298              727,304
                          Eli Lilly & Co.                      12,500              991,000
                          Johnson & Johnson                    30,300            1,639,230
                          Merck & Co., Inc.                    19,500            1,325,610
                          Novartis Ag ADR                       2,500               87,550
                          Pfizer, Inc                         111,700            4,604,274
                          Pharmacia Corp.                      17,997              803,026
                                                                               ===========
                          Total                                                 11,233,238
------------------------------------------------------------------------------------------
Electronics 0.87%         Celestica, Inc.*                      5,250              253,313
                          Flextronics Intl., Ltd.*             10,750              292,293
                          Jabil Circuit, Inc.*                  8,500              276,250
                                                                               ===========
                          Total                                                    821,856
------------------------------------------------------------------------------------------
Electronics: Medical

Systems 0.18%             Medtronic, Inc.                       3,474              166,856
------------------------------------------------------------------------------------------
Electronics: Semi-        Broadcom Corp.*                       4,500              196,334
Conductors/               Intel Corp.                         144,250            4,300,093
Components 6.19%          Micron Technology, Inc.*                500               21,000
                          PMC-Sierra, Inc.*                     7,249              219,717
                          Texas Instruments, Inc.              31,750            1,095,375
                                                                               ===========
                          Total                                                  5,832,519
------------------------------------------------------------------------------------------
Energy Miscellaneous

1.03%                     Calpine Corp.*                       27,000              971,730
------------------------------------------------------------------------------------------
Entertainment 0.93%       The Walt Disney Co.                   7,000              184,450
                          Viacom, Inc.*                        13,850              689,730
                                                                               ===========
                          Total                                                    874,180
------------------------------------------------------------------------------------------
Financial Data
Processing Services &
Systems 0.98%             First Data Corp.                     13,250              918,490
------------------------------------------------------------------------------------------
Financial Information

Services 0.26%            Dow Jones & Co., Inc.                 4,250              241,910
------------------------------------------------------------------------------------------
Financial                 Federal National

Miscellaneous             Mortgage Assoc.                       8,500              707,625
0.96%                     H&R Block, Inc.                       2,750              196,268
                                                                               ===========
                          Total                                                    903,893
------------------------------------------------------------------------------------------
Foods 0.18%               Sysco Corp.                           6,200              166,408
------------------------------------------------------------------------------------------


4               See Notes to Financial Statements.



                        Schedule of Investments (continued)
                        July 31, 2001

                          Investments                          Shares                Value
==========================================================================================
Healthcare

Facilities 0.78%          HCA - The Healthcare Co.             16,000           $  735,200
------------------------------------------------------------------------------------------
Healthcare Manage-
ment Services 0.79%       UnitedHealth Group, Inc.             11,000              741,620
------------------------------------------------------------------------------------------
Insurance: Multi-
Line 2.41%                American Intl. Group, Inc.           27,221            2,266,148
------------------------------------------------------------------------------------------
Machinery: Oil Well
Equipment &

Services 0.86%            Schlumberger Ltd.                    15,000              806,250
------------------------------------------------------------------------------------------
Multi-Sector              General Electric Co.                132,000            5,742,000
Companies 9.70%           Honeywell Intl., Inc.                 7,000              258,090
                          Minnesota Mining &
                          Manufacturing Co.                     2,600              290,888
                          Tyco Intl. Ltd.                      53,500            2,846,200
                                                                               ===========
                          Total                                                  9,137,178
------------------------------------------------------------------------------------------
Oil: Integrated

Domestic 0.68%            Chevron Corp.                         7,000              639,730
------------------------------------------------------------------------------------------
Oil: Integrated           Exxon Mobil Corp.                    32,000            1,336,320
International 1.53%       Texaco, Inc.                          1,500              103,875
                                                                               ===========
                          Total                                                  1,440,195
------------------------------------------------------------------------------------------
Production                Agilent Technologies, Inc.*           6,750              193,118
Technology                Applied Materials, Inc.*             20,000              917,200
Equipment 1.77%           Novellus Systems, Inc.*              10,898              555,471
                                                                               ===========
                          Total                                                  1,665,789
------------------------------------------------------------------------------------------
Publishing:
Newspapers 0.44%          Gannett Co., Inc.                     6,200              415,586
------------------------------------------------------------------------------------------
Radio & TV                Clear Channel

Broadcasters 0.65%        Communications, Inc.*                10,500              615,300
------------------------------------------------------------------------------------------
Retail 5.98%              Amazon.com, Inc.*                     7,700               96,172
                          Bed Bath & Beyond, Inc.*              8,500              273,955
                          Best Buy Co., Inc.*                   8,500              569,160
                          Kohl's Corp.*                         3,250              186,160
                          RadioShack Corp.                      4,000              112,920
                          Staples, Inc.*                        1,925               28,856
                          The Gap, Inc.                        10,500              286,755
                          The Home Depot, Inc.                 37,750            1,901,468
                          Wal-Mart Stores, Inc.                39,000            2,180,100
                                                                               ===========
                          Total                                                  5,635,546
------------------------------------------------------------------------------------------


Securities Brokerage      Lehman Brothers Holdings,
& Services 0.95%          Inc.                                 10,348           $  745,056
                          The Charles Schwab Corp.             10,249              153,633
                                                                               ===========
                          Total                                                    898,689
------------------------------------------------------------------------------------------
Services:                 eBay, Inc.*                          15,498              969,710
Commercial 1.31%          TWP Worldwide, Inc.*                  5,250              262,710
                                                                               ===========
                          Total                                                  1,232,420
------------------------------------------------------------------------------------------
Soaps & Household

Chemicals 0.34%           The Procter & Gamble Co.              4,499              319,519
------------------------------------------------------------------------------------------
Telecommunications

Equipment 0.65%           Nokia Oyj ADR                        28,000              610,680
------------------------------------------------------------------------------------------
Tobacco 0.28%             Philip Morris Co., Inc.               5,750              261,625
------------------------------------------------------------------------------------------
Utilities: Gas            El Paso Energy Corp.                 10,875              562,782
Pipelines 1.02%           Enron Corp.                           8,847              401,211
                                                                               ===========
                          Total                                                    963,993
------------------------------------------------------------------------------------------
Utilities: Telecom-       AT&T Corp.                           32,495              656,722
munications 2.34%         AT&T Wireless Services, Inc.*        21,500              401,835
                          Qwest Communications

                          Intl., Inc.                          10,498              272,948
                          Sprint Corp.*                         1,750               45,360
                          Verizon Communications, Inc.         13,000              703,950
                          WorldCom, Inc.*                       8,825              123,550
                                                                               ===========
                          Total                                                  2,204,365
==========================================================================================
                          Total Common Stocks

                          (Cost $125,281,742)                                   94,031,415
==========================================================================================
                                                            Principal

Short-Term Investment 0.25%                                    Amount
==========================================================================================
Discount Note 0.25%       American Express Credit
                          3.9% due 8/1/2001

                          (Cost $237,000)                    $237,000              237,000
                            Total Investments 100.09%

                          (Cost $125,518,742)                                  $94,268,415
==========================================================================================

                         *Non-income producing security
                          ADR - American Depository Receipt

                  See Notes to Financial Statements.                          5





 STATEMENT OF ASSETS AND LIABILITIES
 July 31, 2001



 ASSETS:

    Investments in securities, at value (cost $125,518,742)                                                 $ 94,268,415
    Cash                                                                                                         147,783
    Receivables:
        Interest and dividends                                                                                    24,954
        Investment securities sold                                                                               335,016
        Capital shares sold                                                                                      416,207
    Prepaid expenses                                                                                                 761
-------------------------------------------------------------------------------------------------------------------------
    Total assets                                                                                              95,193,136
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES:
    Payables:
        Investment securities purchased                                                                          628,813
        Capital shares reacquired                                                                                 70,433
        Management fee                                                                                            61,464
        12b-1 distribution fees                                                                                   82,322
        Trustees' fees                                                                                            39,624
    Accrued expenses                                                                                             124,643
-------------------------------------------------------------------------------------------------------------------------
    Total liabilities                                                                                          1,007,299
-------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                                 $ 94,185,837
-------------------------------------------------------------------------------------------------------------------------

 COMPOSITION OF NET ASSETS:
 Paid-in capital                                                                                             139,052,613
 Accumulated net investment loss                                                                                 (38,595)
 Accumulated net realized loss on investments                                                                (13,577,854)
 Net unrealized depreciation on investments                                                                  (31,250,327)
-------------------------------------------------------------------------------------------------------------------------
 Net Assets                                                                                                 $ 94,185,837
-------------------------------------------------------------------------------------------------------------------------

 Net assets by class:
 Class A Shares                                                                                             $ 78,064,368
 Class B Shares                                                                                             $ 11,521,702
 Class C Shares                                                                                             $  4,598,340
 Class P Shares                                                                                             $        715
 Class Y Shares                                                                                             $        712

 Outstanding shares by class:
 Class A Shares                                                                                               12,341,852
 Class B Shares                                                                                                1,841,933
 Class C Shares                                                                                                  735,457
 Class P Shares                                                                                                  113.136
 Class Y Shares                                                                                                  112.889

 Net asset value, offering and redemption price per share (net assets divided by outstanding shares):
 Class A Shares - Net asset value                                                                                 $6.33
 Class A Shares - Maximum offering price (Net asset value plus sales charge of 5.75%)                             $6.72
 Class B Shares - Net asset value                                                                                 $6.26
 Class C Shares - Net asset value                                                                                 $6.25
 Class P Shares - Net asset value                                                                                 $6.32
 Class Y Shares - Net asset value                                                                                 $6.31


6                See Notes to Financial Statements.



 STATEMENT OF OPERATIONS
 For the Year Ended July 31, 2001

 Investment Income:
 Dividends                                                                            $   625,463
 Interest                                                                                  25,121
 Foreign withholding tax                                                                   (3,469)
--------------------------------------------------------------------------------------------------
 Total investment income                                                                  647,115
--------------------------------------------------------------------------------------------------

 Expenses:
 Management fee                                                                           733,166
 12b-1 distribution plan-Class A                                                          322,225
 12b-1 distribution plan-Class B                                                          106,947
 12b-1 distribution plan-Class C                                                           42,592
 12b-1 distribution plan-Class P                                                                4
 Shareholder servicing                                                                    281,449
 Registration                                                                              94,528
 Reports to shareholders                                                                   89,708
 Professional                                                                              49,748
 Custody                                                                                    6,060
 Trustees' fees                                                                             3,654
 Other                                                                                     11,480
--------------------------------------------------------------------------------------------------
 Gross expenses                                                                         1,741,561
    Expense reductions                                                                     (6,808)
==================================================================================================
 Net expenses                                                                           1,734,753
==================================================================================================
 Net investment loss                                                                   (1,087,638)
==================================================================================================

 Realized and unrealized loss on investments:

 Net realized loss on investments                                                     (13,176,183)
 Net change in unrealized appreciation/depreciation on investments                    (36,778,961)
--------------------------------------------------------------------------------------------------
 Net realized and unrealized loss on investments                                      (49,955,144)
--------------------------------------------------------------------------------------------------
 Net Decrease in Net Assets Resulting From Operations                                $(51,042,782)


                 See Notes to Financial Statements.                             7


STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                                       12/15/1999*
                                                                                                 Year Ended               to
INCREASE IN NET ASSETS                                                                           July 31, 2001          7/31/2000

 Net investment loss                                                                            $ (1,087,638)       $   (166,793)
 Net realized loss on investments                                                                (13,176,183)           (148,434)
 Net change in unrealized appreciation/depreciation on investments                               (36,778,961)          1,583,606
---------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from operations                                 (51,042,782)          1,268,379
---------------------------------------------------------------------------------------------------------------------------------

 Distributions to shareholders from net realized gain
    Class A                                                                                         (214,829)                  -
    Class B                                                                                          (27,867)                  -
    Class C                                                                                          (10,550)                  -
    Class P                                                                                               (3)                  -
    Class Y                                                                                               (3)                  -
---------------------------------------------------------------------------------------------------------------------------------
 Total distributions to shareholders                                                                (253,252)                  -
---------------------------------------------------------------------------------------------------------------------------------

 Capital share transactions:
 Net proceeds from sales of shares                                                                76,055,919          46,833,147
 Net asset value of shares issued in connection with the reorganization
  of Equity Fund (see note 10)                                                                             -          49,668,844
 Reinvestment of distributions                                                                       247,427                   -
 Cost of shares reacquired                                                                       (24,638,066)         (3,953,779)
---------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from capital share transactions                             51,665,280          92,548,212
---------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets                                                                          369,246          93,816,591
---------------------------------------------------------------------------------------------------------------------------------

 NET ASSETS:
 Beginning of period                                                                              93,816,591                   -
---------------------------------------------------------------------------------------------------------------------------------
 End of period                                                                                  $ 94,185,837         $93,816,591
---------------------------------------------------------------------------------------------------------------------------------
 Accumulated net investment loss                                                                $    (38,595)        $   (35,561)
---------------------------------------------------------------------------------------------------------------------------------

* Commencement of investment operations.




8               See Notes to Financial Statements.


 FINANCIAL HIGHLIGHTS

                                                                       12/15/1999(a)
                                                         Year Ended         to
                                                          7/31/2001     7/31/2000

 Per Share Operating Performance (Class A Shares)
 Net asset value, beginning of period                      $10.57       $10.00
                                                           ========     ========
 Investment operations

   Net investment loss                                       (.08)(b)     (.05)(b)
   Net realized and unrealized gain (loss)                  (4.14)         .62
                                                           --------     --------
     Total from investment operations                       (4.22)         .57
                                                           --------     --------

 Distributions to shareholders from net realized gain        (.02)        -
                                                           --------     --------
 Net asset value, end of period                             $6.33       $10.57
                                                           ========     ========

 Total Return(c)                                           (39.96)%       5.70%(d)

 Ratios to Average Net Assets

   Expenses, including waiver and expense reductions         1.68%         .82%(d)
   Expenses, excluding waiver and expense reductions         1.69%        1.12%(d)
   Net investment loss                                      (1.01)%       (.44)%(d)





                                                                            12/15/1999(a)
                                                         Year Ended             to
                                                          7/31/2001          7/31/2000
 Per Share Operating Performance (Class B Shares)
 Net asset value, beginning of period                       $10.51            $10.00
                                                           ========          ========
 Investment operations

   Net investment loss                                        (.13)(b)          (.07)(b)
   Net realized and unrealized gain (loss)                   (4.10)              .58
                                                           --------          --------
     Total from investment operations                        (4.23)              .51
                                                           --------          --------

 Distributions to shareholders from net realized gain         (.02)               -
                                                           --------          --------
 Net asset value, end of period                              $6.26            $10.51
                                                           ========          ========

 Total Return(c)                                            (40.34)%            5.20%(d)

 Ratios to Average Net Assets

   Expenses, including waiver and expense reductions          2.29%             1.07%(d)
   Expenses, excluding waiver and expense reductions          2.30%             1.53%(d)
   Net investment loss                                       (1.64)%            (.68)%(d)



                See Notes to Financial Statements.                      9


 FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                     12/15/1999(a)
                                                                             Year Ended                    to
 Per Share Operating Performance (Class C Shares)                             7/31/2001               7/31/2000

 Net asset value, beginning of period                                            $10.51                  $10.00
                                                                                ===========             ===========
 Investment operations

    Net investment loss                                                            (.13)(b)                (.07)(b)
    Net realized and unrealized gain (loss)                                       (4.11)                    .58
                                                                                -----------             -----------
      Total from investment operations                                            (4.24)                    .51
                                                                                -----------             -----------

 Distributions to shareholders from net realized gain                              (.02)                   -
                                                                                -----------             -----------
 Net asset value, end of period                                                   $6.25                  $10.51
                                                                                ===========             ===========

 Total Return(c)                                                                 (40.44)%                  5.20%(d)

 Ratios to Average Net Assets

    Expenses, including waiver and expense reductions                              2.34%                   1.01%(d)
    Expenses, excluding waiver and expense reductions                              2.35%                   1.53%(d)
    Net investment loss                                                           (1.69)%                  (.61)%(d)



                                                                                                     12/15/1999(a)

                                                                               Year Ended                  to
 Per Share Operating Performance (Class P Shares)                              7/31/2001               7/31/2000

 Net asset value, beginning of period                                            $10.53                  $10.00
                                                                                ===========             ===========
 Investment operations

    Net investment loss                                                            (.07)(b)                (.05)(b)
    Net realized and unrealized gain (loss)                                       (4.12)                    .58
                                                                                -----------             -----------
      Total from investment operations                                            (4.19)                    .53
                                                                                -----------             -----------

 Distributions to shareholders from net realized gain                              (.02)                      -
                                                                                -----------             -----------
 Net asset value, end of period                                                   $6.32                  $10.53
                                                                                ===========             ===========

 Total Return(c)                                                                 (39.83)%                  5.30%(d)

 Ratios to Average Net Assets

    Expenses, including waiver and expense reductions                              1.74%                    .87%(d)
    Expenses, excluding waiver and expense reductions                              1.75%                   1.19%(d)
    Net investment loss                                                           (1.08)%                  (.43)%(d)



10              See Notes to Financial Statements.


 FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                  12/15/1999(a)

                                                                          Year Ended                  to
 Per Share Operating Performance (Class Y Shares)                          7/31/2001               7/31/2000

 Net asset value, beginning of period                                        $10.54                  $10.00
                                                                            ===========             ===========
 Investment operations

    Net investment loss                                                        (.08)(b)                (.01)(b)
    Net realized and unrealized gain (loss)                                   (4.13)                    .55
                                                                            -----------             -----------
      Total from investment operations                                        (4.21)                    .54
                                                                            -----------             -----------

 Distributions to shareholders from net realized gain                          (.02)                     -
                                                                            -----------             -----------
 Net asset value, end of period                                               $6.31                  $10.54
                                                                            ===========             ===========

 Total Return(c)                                                             (39.98)%                  5.40%(d)

 Ratios to Average Net Assets

    Expenses, including waiver and expense reductions                          1.29%                    .59%(d)
    Expenses, excluding waiver and expense reductions                          1.30%                    .90%(d)
    Net investment loss                                                        (.58)%                  (.11)%(d)


                                                                                                     12/15/1999(a)

                                                                            Year Ended                  to
 Supplemental Data for AllClasses:                                          7/31/2001                7/31/2000
------------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period (000)                                          $94,186                 $93,817
    Portfolio turnover rate                                                  36.53%                  14.66%
------------------------------------------------------------------------------------------------------------------------------------

 (a) Commencement of investment operations on December 15, 1999. SEC effective date and date shares first became available to the public--December 30, 1999.

 (b)      Calculated using average shares outstanding during the period.
 (c)      Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (d)      Not annualized.

                See Notes to Financial Statements.                          11

NOTES TO FINANCIAL STATEMENTS

1.   Organization

Lord Abbett Large-Cap Growth Fund (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management company organized as a Delaware Business Trust on September 29, 1999. The Fund commenced operations on December 15, 1999, and the Securities and Exchange Commission declared the Fund effective and each class of shares became available to the public on December 30, 1999. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation - Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and asked prices on such exchange. Securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities . Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value. (b) Security Transactions - Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. (c) Investment Income - Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and discounts and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) Federal Taxes - It is the policy of the Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) Expenses - Expenses excluding class specific expenses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B, Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio. The management fee is based on average daily net assets at the annual rate of 0.75%.

12b-1 Plans

The Fund has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing account maintenance and distribution fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee                              Class A              Class B          Class C             Class P
----------------------------------------------------------------------------------------------------
Service                          .25%                 .25%        up to .25%(2)            .20%
Distribution                     .10%(1)              .75%        up to .75%(2)(3)         .25%
Quarterly service fee              -                    -         up to .25%(4)              -
Quarterly distribution fee         -                    -         up to .75%(4)              -

(1) In addition, the Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period.
(2) Paid at the time such shares are sold.
(3) In addition, the Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a one-year period.
(4) Paid at each quarter-end after the first anniversary of the sale of such shares.

Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of Class Ashares of the Fund after concessions were paid to authorized dealers for the year ended July 31, 2001:

Distributor Commissions              Dealers Concessions

-------------------------------------------------------------------------------
$242,986                                  $1,342,981

Certain of the Trust's officers and Trustees have an interest in Lord Abbett.

4.   DISTRIBUTIONS

Dividends from net investment income, if any, are declared and paid annually at least. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Permanent items identified during the year ended July 31, 2001, have been reclassified among the components of net assets based on their tax basis treatment as follows:

                            Accumulated

Accumulated Net       Net Realized Loss

Investment Loss          on Investments                 Paid-in Capital
Increase                       Increase                      (Decrease)
--------------------------------------------------------------------------------
$1,084,604                          $15                     $(1,084,619)

5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) for the year ended July 31, 2001 are as follows:

Purchases                                   Sales
--------------------------------------------------------------------------------
$86,088,682                              $35,621,676

As of July 31, 2001, the aggregate cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized depreciation on investments based on cost for federal income tax purposes were as follows:

                                 Gross                           Gross                            Net
                            Unrealized                      Unrealized                      Unrealized
Tax Cost                   Appreciation                    Depreciation                   Depreciation
----------------------------------------------------------------------------------------------------------
$134,333,736                 $2,677,454                    $(42,742,775)                   $(40,065,321)

The cost of investments for federal income tax purposes differs from that used for financial reporting purposes. These differences are due to differing treatments for items such as deferred losses on wash sales.

6.   FEDERAL INCOME TAX STATUS

Capital losses incurred after October 31 ("post-October losses"), within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $4,700,000 during fiscal 2001.

At July 31, 2001, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales.

7.   TRUSTEES' REMUNERATION

The Trustees associated with Lord Abbett and all officers of the Fund receive no compensation from the Fund for acting as such. Outside Trustees' fees are allocated among all funds in the Lord Abbett Family of Funds based on the net assets of each fund. The outside Trustees may elect to defer receipt of such fees. The deferred fees earn a return based on the performance of the Fund and other funds within the Lord Abbett Family of Funds. Such cost and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and are not deductible for federal income tax purposes until such amounts are paid. There is a Defined Contribution Plan available to all Trustees.

8.   EXPENSE REDUCTION

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

9.   LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of 0.09%. At July 31, 2001 there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the year.

10.  REORGANIZATION

On May 31, 2000, the Fund acquired all the net assets of Lord Abbett Equity Fund (the "Equity Fund") pursuant to a plan of reorganization approved by Equity Fund shareholders on May 26, 2000. The reorganization was accomplished by a tax-free exchange of 4,878,365 Class A shares of the Fund valued at $49,668,844 for the 1,843,157 shares of Equity Fund outstanding on May 31, 2000. Equity Fund's net assets at that date, including $3,945,028 of unrealized appreciation, were combined with those of the Fund.

11.  SUMMARY OF CAPITAL TRANSACTIONS

The Trust has an unlimited number of shares of $0.001 par value capital stock of beneficial interest authorized.

                                                                    Year Ended July 31, 2001         Period Ended July 31, 2000*
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares                                                      Shares            Amount            Shares            Amount
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                      6,996,967      $ 58,322,211         3,379,737       $36,260,423
Shares issued in connection with the reorganization
of Equity Fund (see note 10)                                             -                 -         4,878,365        49,668,844
Reinvestment of distributions                                       23,073           210,884                 -                 -
Shares reacquired                                               (2,599,704)      (20,875,796)         (336,586)       (3,678,472)
------------------------------------------------------------------------------------------------------------------------------------
Increase                                                         4,420,336      $ 37,657,299         7,921,516       $82,250,795
------------------------------------------------------------------------------------------------------------------------------------

Class B Shares

------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                      1,405,061      $ 11,807,739           781,002       $ 8,371,104
Reinvestment of distributions                                        2,901            26,309                 -                 -
Shares reacquired                                                 (331,572)       (2,623,007)          (15,459)         (173,738)
------------------------------------------------------------------------------------------------------------------------------------
Increase                                                         1,076,390      $  9,211,041           765,543       $ 8,197,366
------------------------------------------------------------------------------------------------------------------------------------

Class C Shares

------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                        689,349      $  5,925,969           206,156       $ 2,199,345
Reinvestment of distributions                                        1,127            10,230                 -                 -
Shares reacquired                                                 (151,471)       (1,139,263)           (9,704)         (101,569)
------------------------------------------------------------------------------------------------------------------------------------
Increase                                                           539,005      $  4,796,936           196,452       $ 2,097,776
------------------------------------------------------------------------------------------------------------------------------------

Class P Shares

------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                              -         $       -               112.886      $  1,139
Reinvestment of distributions                                            0.270             2                 -                 -
------------------------------------------------------------------------------------------------------------------------------------
Increase                                                                 0.270          $  2               112.866      $  1,139
------------------------------------------------------------------------------------------------------------------------------------


Class Y Shares

------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                              -         $       -               112.620      $  1,136
Reinvestment of distributions                                            0.269             2                 -                 -
------------------------------------------------------------------------------------------------------------------------------------
Increase                                                                 0.269          $  2               112.620      $  1,136
------------------------------------------------------------------------------------------------------------------------------------

*For the period December 15, 1999 to July 31, 2000.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT


The Board of Trustees and Shareholders,
Lord Abbett Large-Cap Growth Fund:


We have audited the accompanying statement of assets and liabilities of Lord Abbett Large-Cap Growth Fund (the "Company"), including the schedule of investments, as of July 31, 2001, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and the period December 15, 1999 to July 31, 2000. These financial statements and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 2001 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Large-Cap Growth Fund, as of July 31, 2001, and the results of its operations for the year then ended, and the changes in its net assets for the year then ended and the period December 15, 1999 to July 31, 2000, and the financial highlights presented in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
New York, New York
September 20, 2001

--------------------------------------------------------------------------------
The Fund (unaudited)
The Fund paid a long-term capital gain distribution of $0.0230 per share to shareholders of record on November 20, 2000.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

LORD ABBETT LARGE-CAP GROWTH FUND

Robert S. Dow
Chairman and President of the
Fund, Managing Partner,
Lord, Abbett & Co.

E. Thayer Bigelow
Former President and
Chief Executive Officer,

Time Warner Cable Programming

William H.T. Bush
Chairman of the Board,
Bush-O'Donnell & Company

Robert B. Calhoun, Jr.
Managing Director,
Monitor Clipper Partners

Stewart S. Dixon
Partner,
Wildman, Harrold, Allen & Dixon

Franklin W. Hobbs
Former Chairman,
Warburg Dillon Read

C. Alan MacDonald
Former President and
Chief Executive Officer,
Nestle Foods Corporation

Thomas J. Neff
Chairman,
Spencer Stuart

--------------------------------------------------------------------------------

FUND OFFICERS

Robert S. Dow
Chairman and President

Stephen Humphrey
Executive Vice President

Paul A. Hilstad
Vice President and Secretary

Daniel E. Carper
Vice President

Robert G. Morris
Vice President

Joan A. Binstock
Vice President

Lawrence H. Kaplan
Vice President and
Assistant Secretary

A. Edward Oberhaus III
Vice President

Tracie E. Richter
Vice President

Roselia St. Louis
Vice President

Christina T. Simmons
Vice President and Assistant
Secretary

Francie W. Tai
Treasurer

Lydia Guzman
Assistant Secretary

Robert M. Hickey
Assistant Secretary

--------------------------------------------------------------------------------
INVESTMENT MANAGER AND UNDERWRITER--
Lord, Abbett & Co. and
Lord Abbett Distributor LLC

Jersey City, NJ

CUSTODIAN--
The Bank of New York
New York, NY

TRANSFER AGENT--
UMB, N.A.
Kansas City, MO

SHAREHOLDER SERVICING AGENT--
DST Systems, Inc.
Kansas City, MO

INDEPENDENT AUDITORS--
Deloitte & Touche LLP
New York, NY

COUNSEL--
Wilmer, Cutler & Pickering
Washington, DC

Copyright (c) 2001 by Lord Abbett Large-Cap Growth Fund, Inc. 90 Hudson Street, Jersey City, NJ 07302-3973 This publication, when not used for the general information of shareholders of Lord Abbett Developing Growth Fund, Inc., is to be distributed only if preceded or accompanied by a current Prospectus, which includes information concerning the Fund's investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained within this publication will come to pass. All rights reserved. Printed in the United States of America.

Dear Fellow Shareholder:

                                     [PHOTO]

For more than seven decades, a hallmark of Lord Abbett has been our determination to produce consistent performance for shareholders whether markets are rising or falling. The past year was no exception. In what was widely regarded as one of the most challenging years for financial markets, many Lord Abbett Funds received widespread recognition and awards for superior performance.

     While this public recognition is gratifying, we measure our success solely on how well we meet the needs of you, our clients. We are committed to client partnership. Our independence as a Firm allows us to focus on our clients' needs instead of those of a parent company. We emphasize teamwork among our managers to develop investment solutions for our clients. We offer opportunity within the Firm to nurture and retain the best investment talent in the industry. Finally, we insist on the highest integrity in all we propose and do.

     We thank you for the confidence you have expressed in us and for the opportunity to help build your investment portfolio.

Sincerely,

/s/ Robert S. Dow

Robert S. Dow
Chairman

Investing in the Lord Abbett Family of Funds


Growth Funds                Growth &            Income Funds              Tax-Free Funds     Money
                            Income Funds                                                     Market Fund

All Value Fund              Affiliated Fund     Bond-Debenture Fund       o California        U.S. Government
                                                                          o Connecticut       Money Market Fund(2)(3)
Alpha Fund                  Balanced Fund       Core Fixed Income Fund    o Florida
                                                                          o Georgia

Global Equity Fund          Large-Cap           Global Income Fund        o Hawaii
                            Research Fund                                 o Michigan
Growth                                          High Yield Fund           o Minnesota
Opportunities Fund                                                        o Missouri
                                                Limited Duration          o National
International Fund                              U.S. Government Fund(2)   o New Jersey
                                                                          o New York

Large-Cap Growth Fund                           Total Return Fund         o Pennsylvania
                                                                          o Texas

Mid-Cap Value Fund                              U.S. Government Fund(2)   o Washington
                                                World Bond-
Small-Cap Blend Fund                            Debenture Fund

Developing
Growth Fund(1)

Small-Cap Value Fund(1)


For more complete information about any Lord Abbett Fund, including risks, charges and ongoing expenses, call your Investment Professional or Lord Abbett Distributor LLC at 800-874-3733 for a Prospectus. Read it carefully before investing.

Numbers to Keep Handy

For Shareholder Account or Statement Inquiries: 800-821-5129
For Literature Only: 800-874-3733
24-hour Automated Shareholder Service Line: 800-865-7582
Website: www.LordAbbett.com


(1) Lord Abbett Developing Growth Fund and Lord Abbett Small-Cap Value Fund are closed to new investors.

(2) An investment in this Fund is neither insured nor guaranteed by the U.S. government.

(3) An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This Fund is managed to maintain, and has maintained, its stable $1.00 price per share. Finding the right mutual fund can be confusing. At Lord Abbett, we believe that your Investment Professional provides value in helping you identify and understand your investment objectives and, ultimately, offering Fund recommendations suitable for your individual needs.

[LOGO]

  Lord Abbett Mutual Fund shares are distributed by:            LALCG-2-701
              LORD ABBETT DISTRIBUTOR LLC                       (9/01)
90 Hudson Street o Jersey City, New Jersey 07302-3973